Risk management and concentrations of risk (Details Textual)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
UNITED STATES | Hoegh Gallant [Member]
Concentration Risk, Percentage	94.00%		94.00%
UNITED STATES | Minimum [Member] | Hoegh Gallant [Member]
Concentration Risk, Percentage		92.00%		92.00%
UNITED STATES | Maximum [Member] | Hoegh Gallant [Member]
Concentration Risk, Percentage		93.00%		93.00%
EGYPT | Hoegh Gallant [Member]
Concentration Risk, Percentage	6.00%		6.00%
EGYPT | Minimum [Member] | Hoegh Gallant [Member]
Concentration Risk, Percentage		7.00%
EGYPT | Maximum [Member] | Hoegh Gallant [Member]
Concentration Risk, Percentage		8.00%		8.00%
Geographic Concentration Risk [Member] | UNITED STATES
Concentration Risk, Percentage			90.00%
Geographic Concentration Risk [Member] | EGYPT
Concentration Risk, Percentage			10.00%